UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - June 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name : The Bond Fund of America, Inc. Reporting Period: July 01, 2009 - June 30, 2010

XL Capital Ltd.
	Ticker	Security ID:	Meeting Date		Meeting Status
	XL	CUSIP 98372PAJ7	04/30/2010		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Reincorporation from Cayman Islands to Ireland	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

XO Communications Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	XOHO	CUSIP 98417K106	06/17/2010		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Carl Icahn	Mgmt	For	For	For
	1.2	Elect Carl Grivner	Mgmt	For	For	For
	1.3	Elect David Schechter	Mgmt	For	For	For
	1.4	Elect Fredrik Gradin	Mgmt	For	For	For
	1.5	Elect Vincent Intrieri	Mgmt	For	For	For
	1.6	Elect Robert Knauss	Mgmt	For	For	For
	1.7	Elect Keith Meister	Mgmt	For	For	For
	1.8	Elect Harold First	Mgmt	For	For	For

Zilog, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ZILG	CUSIP 989524301	02/17/2010		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approval of the Merger	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

Zilog, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ZLG	CUSIP 989524301	09/22/2009		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Robin Abrams	Mgmt	For	For	For
	1.2	Elect Richard Sanquini	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.
(Registrant)

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 26, 2010